Indebtedness (note)	3 Months Ended
Sep. 27, 2014
Aggregate Indebtedness [Abstract]
Indebtedness [Text Block]
INDEBTEDNESS

Debt

Total borrowings outstanding are summarized as follows (in millions):

	September 27, 2014	June 28, 2014
Short term debt	$—	$2.1
Term loans
2013 Term Loan due December 15, 2015	300.0	300.0
2013 Term Loan due December 15, 2018	595.0	630.0
	895.0	930.0
Senior notes
1.30% Unsecured Senior Notes due November 8, 2016, including unamortized discount of $0.4 million(1)	499.6	499.6
2.30% Unsecured Senior Notes due November 8, 2018, including unamortized discount of $0.7 million(1)	599.3	599.3
4.00% Unsecured Senior Notes due November 15, 2023, including unamortized discount of $3.1 million(1)	796.8	796.8
5.30% Unsecured Senior Notes due November 15, 2043, including unamortized discount of $1.7 million(1)	398.3	398.3
	2,294.0	2,294.0
Other financing	3.3	8.1
Total borrowings outstanding	3,192.3	3,234.2
Less short-term debt and current portion of long-term debt	(141.5)	(143.7)
Total long-term debt, less current portion	$3,050.8	$3,090.5

(1) Private placement unsecured senior notes with registration rights discussed below collectively as the "Bonds."

Unamortized deferred financing fees totaled $26.2 million at September 27, 2014 and $27.4 million at June 28, 2014. The Company was in compliance with all covenants under its various debt agreements at September 27, 2014.

Bridge agreements

In connection with the Elan acquisition described in Note 2, on July 28, 2013, the Company entered into a $2.65 billion Debt Bridge Credit Agreement (the "Debt Bridge") and a $1.7 billion Cash Bridge Credit Agreement (the "Cash Bridge") with HSBC Bank USA, N.A. as Syndication Agent, Barclays Bank PLC as Administrative Agent and certain other participant banks (together, the "Bridge Credit Agreements"). The funding commitment under the Debt Bridge was reduced by $1.0 billion on September 6, 2013 upon completion of the Company’s Term Loan Agreement (see below) and by an additional $1.65 billion on November 8, 2013 upon funding into escrow of the Company’s public bond offering (see below), at which time the Debt Bridge was terminated. The commitments under the Cash Bridge were terminated on December 24, 2013. At no time did the Company draw under the Bridge Credit Agreements.

Debt extinguishment

On December 18, 2013, the Company repaid the remaining principal balance with accrued interest and fees of $360.0 million, then outstanding under its credit agreement dated as of October 26, 2011 with JPMorgan Chase Bank, N.A., as Administrative Agent, Bank of America, N.A. and Morgan Stanley Senior Funding, Inc., as Syndication Agents and certain other participant banks (the "2011 Credit Agreement"). Upon completion of such payment, the 2011 Credit Agreement was terminated in its entirety.

On November 20, 2013, the Company priced a Tender Offer and Consent Solicitation in regard to the 2.95% Notes which were issued pursuant to the Indenture dated as of May 16, 2013 between the Company and Wells Fargo Bank, National Association (the "Indenture"). The total tender consideration was $578.3 million. On December 26, 2013, pursuant to the Indenture, notice was given to holders that the remaining notes not duly tendered would be redeemed on December 27, 2013 at a redemption price of par plus accrued interest. On December 27, 2013, the redemption was completed for a total payment of $28.5 million. Upon completion of the redemption, the Indenture was terminated.

On December 23, 2013, the Company completed the prepayment of all obligations under its private placement senior notes (the "Notes"). All of the Notes were outstanding under the Master Note Purchase Agreement dated May 29, 2008 with various institutional investors (the "Note Agreement"). The terms of the Note Agreement provided for prepayment at any time at the Company's option together with applicable make-whole premiums and accrued interest, which totaled $1,099.6 million. Upon completion of the prepayment, the Note Agreement was terminated.

As a result of the debt retirements, the Company recorded a loss of $165.8 million during the second quarter of fiscal 2014 as follows (in millions):

Make-whole payments	$133.5
Write-off of financing fees on Bridge Credit Agreements	19.0
Write-off of deferred financing fees	10.5
Write-off of unamortized discount	2.8
Total loss on extinguishment of debt	$165.8

Debt issuance

On September 6, 2013, the Company entered into a $1.0 billion Term Loan Agreement (the "Term Loan") and a $600.0 million Revolving Credit Agreement (the "Revolver") with Barclays Bank PLC as Administrative Agent, HSBC Bank USA, N.A. as Syndication Agent, Bank of America, N.A., JPMorgan Chase Bank, N.A. and Wells Fargo Bank, N.A. as Documentation Agents and certain other participant banks (together, the "Permanent Credit Agreements"). The Term Loan consists of a $300.0 million tranche maturing December 18, 2015 and a $700.0 million tranche maturing December 18, 2018. Both tranches were drawn in full on December 18, 2013. No amounts were outstanding under the Revolver as of September 27, 2014 or June 28, 2014.

Obligations of the Company under the Permanent Credit Agreements are guaranteed by the Company, certain U.S. subsidiaries of the Company, Elan, and certain Irish subsidiaries of Elan. Amounts outstanding under each of the Permanent Credit Agreements will bear interest at the Company’s option (a) at the alternative base rate or (b) the eurodollar rate plus, in either case, applicable margins as set forth in the Permanent Credit Agreements.

On November 8, 2013, the Company issued $500.0 million aggregate principal amount of its 1.30% Senior Notes due 2016 (the "2016 Notes"), $600.0 million aggregate principal amount of its 2.30% Senior Notes due 2018 (the "2018 Notes"), $800.0 million aggregate principal amount of its 4.00% Senior Notes due 2023 (the "2023 Notes") and $400.0 million aggregate principal amount of its 5.30% Senior Notes due 2043 (the "2043 Notes" and, together with the 2016 Notes, the 2018 Notes and the 2023 Notes, the "Bonds") in a private placement with registration rights. Interest on the Bonds is payable semiannually in arrears in May and November of each year, beginning in May 2014. The Bonds are governed by a Base Indenture and a First Supplemental Indenture between the Company and Wells Fargo Bank N.A., as trustee (collectively the "2013 Indenture"). The Bonds are the Company’s unsecured and unsubordinated obligations, ranking equally in right of payment to all of the Company’s existing and future unsecured and unsubordinated indebtedness and are guaranteed on an unsubordinated, unsecured basis by the Company's subsidiaries that guarantee the Permanent Credit Agreements. The Company received net proceeds of $2.3 billion from issuance of the Bonds after fees and market discount. The Bonds are not entitled to mandatory redemption or sinking fund payments. The Company may redeem the Bonds in whole or in part at any time and from time to time for cash at the redemption prices described in the 2013 Indenture.

On September 2, 2014, the Company offered to exchange its private placement senior notes with public bonds (the "Exchange Offer"). The Exchange Offer expired on October 1, 2014, at which time a substantial majority of the private placement notes had been exchanged for bonds registered with the Securities and Exchange Commission.

Accounts receivable securitization

The Company has a one year accounts receivable securitization program with Wells Fargo Bank, National Association ("Wells Fargo") as sole agent, which was renewed on June 13, 2014. Under the terms of the securitization program, the subsidiaries sell certain eligible trade accounts receivables to a wholly owned bankruptcy-remote special purpose entity ("SPE"), Perrigo Receivables, LLC. The Company has retained servicing responsibility for those receivables. The SPE will then transfer an interest in the receivables to the Committed Investors. Under the terms of the securitization program, Wells Fargo has committed $200.0 million, effectively allowing the Company to borrow up to that amount, subject to a maximum net investment calculation as defined in the agreement. At September 27, 2014, the entire $200.0 million committed amount of the securitization program was available under this calculation. The annual interest rate on any borrowing is equal to thirty-day LIBOR plus 0.375%. In addition, an annual facility fee of 0.375% is applied to the entire $200.0 million commitment whether borrowed or undrawn. Under the terms of the securitization program, the Company may elect to have the entire amount or any portion of the facility unutilized. There were no borrowings outstanding under the securitization program at September 27, 2014 or June 28, 2014.